Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Revenue	$ 40,944,770	$ 34,279,022	$ 20,955,188
Total revenue	40,944,770	34,279,022	20,955,188
COST OF REVENUE AND RELATED TAX	35,226,302	28,072,748	12,377,970
GROSS PROFIT	5,718,468	6,206,274	8,577,218
OPERATING EXPENSES
Selling and marketing expenses	172,677	159,303	192,854
General and administrative expenses	2,906,794	2,991,355	1,575,933
Research and development expenses	378,793	457,523	434,914
Total operating expenses	3,458,264	3,608,181	2,203,701
INCOME FROM OPERATIONS	2,260,204	2,598,093	6,373,517
OTHER INCOME (EXPENSE)
Interest expense, net	(610,262)	(815,657)	(922,615)
Other income, net	183,866	234,884	59,626
Total other expense, net	(426,396)	(580,773)	(862,989)
INCOME BEFORE INCOME TAX PROVISION	1,833,808	2,017,320	5,510,528
INCOME TAXE EXPENSE	322,414	1,220	1,806
NET INCOME	1,511,394	2,016,100	5,508,722
Net income attributable to the noncontrolling interest	15,880	195,140	1,306,321
Net income attributable to common shareholders	1,495,514	1,820,960	4,202,401
OTHER COMPREHENSIVE INCOME
Foreign currency translation loss	(393,841)	(1,770,360)	(2,452,533)
Other comprehensive income, net of tax	(393,841)	(1,770,360)	(2,452,533)
TOTAL COMPREHENSIVE INCOME	$ 1,117,553	$ 245,740	$ 3,056,189
Earnings per common share - basic (in Dollars per share)	$ 0.05	$ 0.07	$ 0.18
Earnings per common share - diluted (in Dollars per share)	$ 0.05	$ 0.07	$ 0.18
Weighted average shares - basic (in Shares)	30,000,000	30,000,000	30,000,000
Weighted average shares - diluted (in Shares)	30,000,000	30,000,000	30,000,000